UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.4%

	Shares	Value

CONSUMER DISCRETIONARY — 4.5%
Comcast, Cl A	97,500	$3,488,550
Home Depot	24,400	4,819,488
Walt Disney	22,680	2,575,541

		10,883,579

CONSUMER STAPLES — 8.0%
Colgate-Palmolive	73,350	4,915,184
General Mills	107,345	4,944,311
Hormel Foods	128,980	4,639,410
PepsiCo	44,055	5,066,325

		19,565,230

ENERGY — 7.2%
Chevron	37,960	4,793,209
Diamondback Energy	35,155	4,638,702
EOG Resources	38,045	4,905,523
Halliburton	78,450	3,327,849

		17,665,283

FINANCIALS — 21.4%
Arthur J Gallagher	70,310	5,016,618
Bank of America	290,145	8,959,678
Chubb	36,355	5,079,521
Intercontinental Exchange	64,375	4,757,956
JPMorgan Chase	78,450	9,017,827
Morgan Stanley	99,530	5,032,237
US Bancorp	93,470	4,954,845
Wells Fargo	84,180	4,822,672
Western Alliance Bancorp *	81,140	4,602,261

		52,243,615

HEALTH CARE — 14.6%
Abbott Laboratories	95,775	6,277,094
Becton Dickinson	19,605	4,908,504
CVS Health	70,335	4,561,928
Johnson & Johnson	66,085	8,757,584
Medtronic PLC	68,740	6,202,410
UnitedHealth Group	18,863	4,776,489

		35,484,009

INDUSTRIALS — 12.2%
Boeing	14,055	5,007,797
FedEx	20,455	5,029,271
General Dynamics	24,900	4,974,024
Honeywell International	32,345	5,163,879
Northrop Grumman	15,119	4,543,108
Union Pacific	33,035	4,951,616

		29,669,695

INFORMATION TECHNOLOGY — 12.2%
Alphabet, Cl A *	4,224	5,183,777
Amdocs	70,795	4,784,326
Booz Allen Hamilton Holding, Cl A	52,085	2,462,058
Broadcom	10,960	2,430,600
Lam Research	13,755	2,622,253
Microsoft	23,535	2,496,593
Motorola Solutions	39,618	4,805,663
Oracle	102,915	4,906,987

		29,692,257

COMMON STOCK — continued

	Shares	Value

MATERIALS — 2.1%
Sherwin-Williams	11,510	$5,072,802

REAL ESTATE — 3.9%
Public Storage ‡	20,675	4,503,635
Simon Property Group ‡	27,795	4,897,757

		9,401,392

TELECOMMUNICATION SERVICES — 3.4%
AT&T	259,070	8,282,468

UTILITIES — 6.9%
ALLETE	30,420	2,358,463
CMS Energy	100,515	4,858,895
Nextera Energy	28,495	4,774,052
WEC Energy Group	73,545	4,881,181

		16,872,591

Total Common Stock (Cost $172,908,271)		234,832,921

SHORT-TERM INVESTMENT — 3.5%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (A) (Cost $8,520,714)	8,520,714	8,520,714

Total Investments — 99.9% (Cost $181,428,985)		$243,353,635

Percentages are based on Net Assets of $243,570,681.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

PLC — Public Limited Company

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-007-2400

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 68.0%

	Shares	Value

CONSUMER DISCRETIONARY — 7.8%
Comcast, Cl A	7,952	$284,523
Home Depot	1,915	378,251
McDonald’s	2,399	377,938
Mohawk Industries *	1,305	245,810
Walt Disney	1,667	189,304

		1,475,826

CONSUMER STAPLES — 4.2%
Colgate-Palmolive	4,236	283,854
McCormick	1,850	217,449
PepsiCo	2,475	284,625

		785,928

ENERGY — 3.0%
Chevron	2,995	378,178
EOG Resources	1,470	189,542

		567,720

FINANCIALS — 9.5%
Bank of America	19,874	613,709
Chubb	1,696	236,965
JPMorgan Chase	3,287	377,841
US Bancorp	3,566	189,034
Wells Fargo	6,542	374,791

		1,792,340

HEALTH CARE — 5.3%
Abbott Laboratories	5,153	337,728
Cigna	1,053	188,929
Johnson & Johnson	1,432	189,769
Novartis ADR	3,389	284,337

		1,000,763

INDUSTRIALS — 10.0%
FedEx	1,536	377,656
General Dynamics	1,660	331,602
Honeywell International	1,784	284,816
Illinois Tool Works	1,322	189,482
Raytheon	1,436	284,371
Union Pacific	2,839	425,538

		1,893,465

INFORMATION TECHNOLOGY — 18.0%
Accenture PLC, Cl A	1,171	186,575
Alphabet, Cl A *	333	408,664
Amdocs	4,206	284,242
Amphenol, Cl A	2,027	189,545
Apple	3,158	600,936
Automatic Data Processing	2,097	283,074
Microsoft	3,543	375,842
Motorola Solutions	1,558	188,985
Oracle	7,909	377,101
Texas Instruments	4,638	516,302

		3,411,266

MATERIALS — 1.6%
Sherwin-Williams	697	307,189

REAL ESTATE — 4.0%
Alexandria Real Estate Equities ‡	2,317	295,279

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Boston Properties ‡	1,531	$192,186
Public Storage ‡	1,277	278,169

		765,634

UTILITIES — 4.6%
CMS Energy	5,887	284,578
Nextera Energy	1,786	299,226
WEC Energy Group	4,282	284,196

		868,000

Total Common Stock (Cost $9,258,549)		12,868,131

CONVERTIBLE BONDS —21.2%

	Face Amount

CONSUMER STAPLES — 2.0%
Vector Group
1.750%, 04/15/20 (A)	$365,000	385,085

FINANCIALS — 2.7%
Cowen
3.000%, 12/15/22 (B)	265,000	290,837
Square
0.500%, 05/15/23 (B)	200,000	218,921

		509,758

HEALTH CARE — 5.5%
Medicines Company
2.750%, 07/15/23	225,000	237,083
NuVasive
2.250%, 03/15/21	200,000	226,716
Teladoc
1.375%, 05/15/25 (B)	200,000	258,298
Wright Medical Group
2.250%, 11/15/21	240,000	314,355

		1,036,452

INDUSTRIALS — 1.6%
Greenbrier
2.875%, 02/01/24	250,000	296,094

INFORMATION TECHNOLOGY — 9.4%
Citrix Systems
0.500%, 04/15/19	300,000	456,312
Microchip Technology
2.250%, 02/15/37	225,000	274,110
Nice Systems
1.250%, 01/15/24	270,000	370,819
NXP Semiconductors
1.000%, 12/01/19	200,000	221,376
ServiceNow
0.000%, 06/01/22 (C)	200,000	274,794
Zillow Group
2.000%, 12/01/21	155,000	188,852

		1,786,263

Total Convertible Bonds (Cost $3,752,969)		4,013,652

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
July 31, 2018 (Unaudited)

CONVERTIBLE PREFERRED STOCK — 5.3%

	Shares	Value

CONSUMER STAPLES — 2.1%
Bunge, 4.875%	3,750	$408,247

HEALTH CARE — 1.3%
Becton Dickinson, 6.125%	3,850	244,359

UTILITIES — 1.9%
DTE Energy, 6.500%	6,700	353,559

Total Convertible Preferred Stock (Cost $936,439)		1,006,165

PREFERRED STOCK — 4.1%

CONSUMER DISCRETIONARY — 2.5%
Mandatory Exchangeable Trust, 5.750%	2,250	472,721

INDUSTRIALS — 1.6%
Stanley Black & Decker, 5.375%	2,750	306,625

Total Preferred Stock (Cost $789,867)		779,346

Total Investments — 98.6% (Cost $14,737,824)		$18,667,294

Percentages are based upon Net Assets of $18,937,375.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2018 was $768,056 and represents 4.1% of Net Assets.

(C)	Zero coupon security. The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of July 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,868,131	$—	$—	$12,868,131
Convertible Bonds	—	4,013,652	—	4,013,652
Convertible Preferred Stock	597,918	408,247	—	1,006,165
Preferred Stock	306,625	472,721	—	779,346

Total Investments in Securities	$13,772,674	$4,894,620	$—	$18,667,294

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1600

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.3%

	Shares	Value

CONSUMER DISCRETIONARY — 8.7%
Burlington Stores *	3,200	$488,992
Cable One	695	503,083
Columbia Sportswear	3,565	310,084
Helen of Troy *	2,220	254,301
Lithia Motors, Cl A	2,150	191,457
Mohawk Industries *	2,300	433,228

		2,181,145

CONSUMER STAPLES — 4.6%
Energizer Holdings	5,539	352,724
J&J Snack Foods	1,645	238,459
McCormick	2,700	317,358
Nomad Foods *	13,600	258,400

		1,166,941

ENERGY — 6.2%
Centennial Resource Development, Cl A *	24,270	435,889
Diamondback Energy	3,535	466,443
WPX Energy *	34,740	652,070

		1,554,402

FINANCIALS — 19.6%
Arthur J Gallagher	7,965	568,303
Chemical Financial	11,232	637,978
Everest Re Group	1,900	414,865
First Republic Bank	2,600	257,036
Home BancShares	19,555	453,480
Houlihan Lokey, Cl A	4,865	239,163
Markel *	400	468,000
Mercury General	5,613	288,676
Western Alliance Bancorp *	10,740	609,173
Wintrust Financial	5,505	482,954
Zions Bancorporation	9,740	503,558

		4,923,186

HEALTH CARE — 7.8%
Cooper	1,360	354,280
PerkinElmer	4,730	374,521
Premier, Cl A *	7,335	274,329
STERIS PLC	4,595	525,990
Teleflex	1,600	436,336

		1,965,456

INDUSTRIALS — 14.2%
Alaska Air Group	3,270	205,454
Curtiss-Wright	4,025	535,446
Hubbell, Cl B	4,735	583,589
Huntington Ingalls Industries	2,225	518,536
Ingersoll-Rand PLC	4,810	473,833
Middleby *	4,174	427,752
nVent Electric	7,565	207,281
Pentair PLC	7,565	337,777
Woodward	3,373	280,667

		3,570,335

INFORMATION TECHNOLOGY — 10.0%
Amdocs	5,365	362,567
Booz Allen Hamilton Holding, Cl A	10,925	516,425
FLIR Systems	4,804	281,514

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
KLA-Tencor	3,575	$419,776
Littelfuse	2,245	486,761
MKS Instruments	4,605	434,252

		2,501,295

MATERIALS — 8.1%
Albemarle	4,972	468,362
Eagle Materials	4,365	433,663
PolyOne	8,670	388,849
RPM International	6,945	447,050
Summit Materials, Cl A *	12,390	310,989

		2,048,913

REAL ESTATE — 9.8%
Alexandria Real Estate Equities ‡	4,433	564,941
American Homes 4 Rent, Cl A ‡	25,285	559,810
Brandywine Realty Trust ‡	19,555	322,462
Hudson Pacific Properties ‡	11,260	385,768
Retail Properties of America, Cl A ‡	18,680	234,434
STAG Industrial ‡	14,110	385,485

		2,452,900

TELECOMMUNICATION SERVICES — 2.1%
Zayo Group Holdings *	14,285	529,831

UTILITIES — 5.2%
ALLETE	5,050	391,526
Alliant Energy	9,040	388,449
DTE Energy	4,760	516,651

		1,296,626

Total Common Stock (Cost $17,700,065)		24,191,030

SHORT-TERM INVESTMENT — 3.8%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (A) (Cost $941,430)	941,430	941,430

Total Investments — 100.1% (Cost $18,641,495)		$25,132,460

Percentages are based upon Net Assets of $25,119,138.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl	— Class

PLC — Public Limited Company

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
July 31, 2018 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1500

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.5%

	Shares	Value

CONSUMER DISCRETIONARY — 7.7%
Burlington Stores *	21,200	$3,239,572
Cable One	8,995	6,511,121
Columbia Sportswear	34,844	3,030,731
Helen of Troy *	29,650	3,396,407
Installed Building Products *	56,175	3,067,155
Lithia Motors, Cl A	35,260	3,139,903
Oxford Industries	38,140	3,513,457

		25,898,346

CONSUMER STAPLES — 3.9%
Energizer Holdings	52,186	3,323,204
J&J Snack Foods	31,434	4,556,673
Nomad Foods *	271,150	5,151,850

		13,031,727

ENERGY — 6.4%
Centennial Resource Development, Cl A *	281,905	5,063,014
Diamondback Energy	39,102	5,159,509
Penn Virginia *	41,480	3,505,889
WPX Energy *	416,440	7,816,579

		21,544,991

FINANCIALS — 20.1%
Arthur J Gallagher	97,090	6,927,371
Chemical Financial	150,410	8,543,288
Everest Re Group	25,910	5,657,449
Home BancShares	295,435	6,851,138
Houlihan Lokey, Cl A	65,570	3,223,421
Mercury General	151,875	7,810,931
Renasant	105,402	4,709,361
Western Alliance Bancorp *	146,720	8,321,959
Wintrust Financial	95,488	8,377,162
Zions Bancorporation	143,693	7,428,928

		67,851,008

HEALTH CARE — 8.4%
Cooper	21,920	5,710,160
PerkinElmer	89,213	7,063,885
Premier, Cl A *	89,471	3,346,216
STERIS PLC	45,895	5,253,601
Teleflex	25,167	6,863,292

		28,237,154

INDUSTRIALS — 13.2%
Alaska Air Group	56,570	3,554,293
Albany International, Cl A	67,468	4,463,008
Curtiss-Wright	28,510	3,792,685
Hubbell, Cl B	60,105	7,407,941
Huntington Ingalls Industries	29,659	6,912,030
Interface, Cl A	100,667	2,254,941
Middleby *	32,095	3,289,096
nVent Electric	200,200	5,485,480
Pentair PLC	80,660	3,601,469
Woodward	44,503	3,703,095

		44,464,038

INFORMATION TECHNOLOGY — 11.5%
Amdocs	51,358	3,470,774
Booz Allen Hamilton Holding, Cl A	90,812	4,292,683

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Coherent *	20,800	$3,287,648
FLIR Systems	64,935	3,805,191
Genpact	117,075	3,556,738
Littelfuse	19,840	4,301,709
Methode Electronics	85,920	3,372,360
MKS Instruments	68,235	6,434,561
OSI Systems *	78,995	6,300,641

		38,822,305

MATERIALS — 8.9%
Albemarle	72,440	6,823,848
Eagle Materials	64,775	6,435,396
PolyOne	118,690	5,323,247
RPM International	105,120	6,766,574
Summit Materials, Cl A *	192,268	4,825,927

		30,174,992

REAL ESTATE — 11.0%
American Homes 4 Rent, Cl A ‡	302,760	6,703,106
Brandywine Realty Trust ‡	356,885	5,885,034
Hudson Pacific Properties ‡	190,490	6,526,187
Physicians Realty Trust ‡	428,960	6,760,410
Retail Properties of America, Cl A ‡	270,200	3,391,010
STAG Industrial ‡	280,630	7,666,812

		36,932,559

TELECOMMUNICATION SERVICES — 1.9%
Zayo Group Holdings *	174,945	6,488,710

UTILITIES — 6.5%
ALLETE	84,886	6,581,211
Alliant Energy	177,785	7,639,421
IDACORP	82,740	7,797,418

		22,018,050

Total Common Stock (Cost $272,030,528)		335,463,880

SHORT-TERM INVESTMENT — 0.6%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (A) (Cost $1,829,874)	1,829,874	1,829,874

Total Investments — 100.1% (Cost $273,860,402)		$337,293,754

Percentages are based upon Net Assets of $337,123,016

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

PLC — Public Limited Company

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018 , there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
July 31, 2018 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2400

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.3%

	Shares	Value

CONSUMER DISCRETIONARY — 12.4%
Carriage Services, Cl A	160,465	$4,010,020
Gentherm *	99,765	4,519,355
Installed Building Products *	136,610	7,458,906
International Speedway, Cl A	76,705	3,321,326
Lithia Motors, Cl A	76,195	6,785,165
Marcus	194,983	7,516,595
Oxford Industries	81,685	7,524,822
Sonic	162,965	5,728,220

		46,864,409

CONSUMER STAPLES — 6.1%
BJ’s Wholesale Club Holdings *	164,700	4,082,913
Hostess Brands, Cl A *	522,075	7,314,271
J&J Snack Foods	54,627	7,918,730
Nomad Foods *	210,320	3,996,080

		23,311,994

ENERGY — 9.1%
Callon Petroleum *	666,490	7,171,432
Jagged Peak Energy *	241,125	3,448,088
Penn Virginia *	58,060	4,907,231
ProPetro Holding *	370,730	6,094,801
Resolute Energy *	158,123	4,860,701
SRC Energy *	703,730	7,966,224

		34,448,477

FINANCIALS — 24.0%
Aspen Insurance Holdings	102,530	4,147,339
Banc of California	190,440	3,808,800
Berkshire Hills Bancorp	187,540	7,614,124
Columbia Banking System	188,085	7,698,319
Employers Holdings	163,673	7,602,611
Glacier Bancorp	97,700	4,171,790
Great Western Bancorp	175,805	7,357,439
Hanmi Financial	291,565	7,303,703
Heritage Commerce	224,356	3,416,942
LegacyTexas Financial Group	163,905	7,183,956
Mercury General	75,330	3,874,222
Renasant	164,105	7,332,212
Safety Insurance Group	42,604	3,902,526
ServisFirst Bancshares	179,368	7,578,298
South State	93,330	7,811,721

		90,804,002

HEALTH CARE — 3.3%
CONMED	71,850	5,316,900
Omnicell *	124,003	7,378,178

		12,695,078

INDUSTRIALS — 20.3%
Alamo Group	44,735	4,160,355
Albany International, Cl A	117,467	7,770,442
Apogee Enterprises	74,968	3,805,376
Columbus McKinnon	94,690	3,897,441
Comfort Systems USA	135,025	7,500,639
Continental Building Products *	243,353	7,762,961
Douglas Dynamics	143,583	7,049,925
Esterline Technologies *	43,087	3,675,321
Interface, Cl A	348,540	7,807,296
Kaman	111,853	7,406,905

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Knoll	171,405	$3,865,183
Lydall *	90,023	4,177,067
Universal Forest Products	222,171	8,184,779

		77,063,690

INFORMATION TECHNOLOGY — 6.0%
Brooks Automation	182,089	5,568,282
Methode Electronics	160,948	6,317,209
Novanta *	118,113	7,364,345
OSI Systems *	42,742	3,409,102

		22,658,938

MATERIALS — 4.0%
Innospec	88,140	7,134,933
Summit Materials, Cl A *	316,186	7,936,269

		15,071,202

REAL ESTATE — 12.2%
Americold Realty Trust ‡	257,265	5,533,770
Columbia Property Trust ‡	161,225	3,737,195
Easterly Government Properties ‡	396,801	7,519,379
Potlatch ‡	118,018	5,517,342
Ramco-Gershenson Properties Trust ‡	415,695	5,466,389
STAG Industrial ‡	269,643	7,366,647
Summit Hotel Properties ‡	536,721	7,594,602
Terreno Realty ‡	100,866	3,722,964

		46,458,288

UTILITIES — 1.9%
Connecticut Water Service	54,939	3,539,170
South Jersey Industries	104,020	3,529,399

		7,068,569

Total Common Stock (Cost $313,631,344)		376,444,647

SHORT-TERM INVESTMENT — 1.0%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (A) (Cost $3,841,834)	3,841,834	3,841,834

Total Investments — 100.3% (Cost $317,473,178)		$380,286,481

Percentages are based upon Net Assets of $379,017,703.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-009-2400

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%

	Shares	Value

ENERGY — 87.5%
Andeavor	1,250	$187,575
Antero Midstream GP	30,735	590,727
CNX Resources *	20,795	338,543
Enable Midstream Partners (A)	22,175	406,024
Enbridge	23,974	849,399
Enbridge Energy Escrow *	18,501	—
Enbridge Energy Management *	17,467	188,118
Energy Transfer Partners (A)	56,615	1,186,650
EnLink Midstream	11,360	181,192
Enterprise Products Partners LP (A)	20,160	584,640
EOG Resources	4,700	606,018
EQT	13,540	672,667
Equities Midstream Partners (A)	10,180	521,114
GasLog Partners	15,870	399,130
Halliburton	11,305	479,558
Kinder Morgan	56,695	1,008,037
MPLX (A)	10,991	400,402
Noble Energy	12,730	459,426
Noble Midstream Partners (A)	10,734	569,439
Occidental Petroleum	4,375	367,194
ONEOK	8,350	588,174
Pembina Pipeline	16,657	597,487
Penn Virginia *	2,250	190,170
Pioneer Natural Resources	2,735	517,653
Plains GP Holdings, Cl A	15,110	367,022
Range Resources	17,200	265,396
Royal Dutch Shell ADR, Cl B	2,555	181,507
Summit Midstream Partners (A)	23,732	411,750
Tallgrass Energy, Cl A (A)	17,335	404,426
Targa Resources	19,230	982,076
TransCanada	18,015	809,774
Western Gas Partners (A)	7,730	395,235
Williams	27,900	830,025
Williams Partners (A)	9,385	422,607
WPX Energy *	21,315	400,083

		17,359,238

UTILITIES — 6.9%
Dominion Energy	5,845	419,145
NextEra Energy Partners	7,235	340,552
Sempra Energy	5,265	608,581

		1,368,278

Total Common Stock (Cost $16,299,373)		18,727,516

SHORT-TERM INVESTMENT — 2.1%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (B) (Cost $427,843)	427,843	427,843

Total Investments — 96.5% (Cost $16,727,216)		$19,155,359

Percentages are based upon Net Assets of $19,844,975.

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At July 31, 2018, such securities amounted to $5,302,287, or 26.7% of the net assets of the Fund.
(B)	The rate reported is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As of July 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

WHG-QH-016-0800

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 47.1%

	Shares	Value

CONSUMER DISCRETIONARY — 3.9%
Comcast, Cl A	1,079,015	$38,607,157
Home Depot	341,410	67,435,303

		106,042,460

CONSUMER STAPLES — 2.5%
PepsiCo	601,875	69,215,625

ENERGY — 6.5%
Enterprise Products Partners LP (A)	1,870,273	54,237,917
Equities Midstream Partners (A)	557,586	28,542,827
Magellan Midstream Partners LP (A)	477,544	34,268,558
Phillips 66 Partners (A)	617,645	33,136,654
Western Gas Partners (A)	523,807	26,782,252

		176,968,208

FINANCIALS — 8.7%
Bank of America	2,385,682	73,669,860
BB&T	623,060	31,657,678
Chubb	263,968	36,881,609
Hartford Financial Services Group	670,417	35,330,976
JPMorgan Chase	509,425	58,558,404

		236,098,527

HEALTH CARE — 5.7%
Abbott Laboratories	882,275	57,824,303
Becton Dickinson	155,550	38,945,054
Johnson & Johnson	438,565	58,118,634

		154,887,991

INDUSTRIALS — 9.1%
FedEx	236,883	58,242,423
General Dynamics	190,551	38,064,468
Honeywell International	468,714	74,830,190
Raytheon	173,973	34,451,873
Union Pacific	293,855	44,045,926

		249,634,880

INFORMATION TECHNOLOGY — 5.3%
Booz Allen Hamilton Holding, Cl A	653,813	30,905,740
Microsoft	375,200	39,801,216
TE Connectivity	359,635	33,651,047
Texas Instruments	370,180	41,208,438

		145,566,441

REAL ESTATE — 4.4%
Alexandria Real Estate Equities ‡	474,299	60,444,665
Boston Properties ‡	482,268	60,539,102

		120,983,767

UTILITIES — 1.0%
Nextera Energy	163,380	27,372,685

Total Common Stock (Cost $931,892,374)		1,286,770,584

CORPORATE OBLIGATIONS —25.0%

	Face Amount

CONSUMER DISCRETIONARY — 1.9%
John Deere Capital MTN 1.950%, 12/13/18	$26,500,000	26,444,036

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Toyota Motor Credit MTN 2.125%, 07/18/19	$27,128,000	$26,981,314

		53,425,350

CONSUMER STAPLES — 1.0%
Walmart 1.750%, 10/09/19	28,837,000	28,522,293

ENERGY — 3.0%
Chevron 1.561%, 05/16/19	27,155,000	26,915,381
Exxon Mobil 2.222%, 03/01/21	27,314,000	26,846,920
Shell International Finance BV 1.375%, 05/10/19	27,590,000	27,353,108

		81,115,409

FINANCIALS — 9.1%
Bank of America 5.125%, VAR ICE LIBOR USD 3
Month+3.387%, 12/31/49	6,000,000	6,093,960
Bank of New York Mellon 4.950%, VAR ICE LIBOR USD 3
Month+3.420%, 12/31/49	26,746,000	27,415,987
Citigroup 5.900%, VAR ICE LIBOR USD 3
Month+4.230%, 12/29/49	32,682,000	33,446,759
Goldman Sachs Group 5.375%, VAR ICE LIBOR USD 3
Month+3.922%, 12/29/49	26,655,000	27,188,100
JPMorgan Chase 5.809%, VAR ICE LIBOR USD 3
Month+3.470%, 12/31/49	33,476,000	33,623,294
5.000%, VAR ICE LIBOR USD 3
Month+3.320%, 12/29/49	33,355,000	33,671,873
MetLife 5.250%, VAR ICE LIBOR USD 3
Month+3.575%, 12/29/49	26,192,000	26,676,552
Morgan Stanley 5.450%, VAR ICE LIBOR USD 3
Month+3.610%, 12/29/49	33,363,000	33,863,445
SunTrust Banks 5.050%, VAR ICE LIBOR USD 3
Month+3.102%, 06/15/22	27,144,000	26,652,015

		248,631,985

HEALTH CARE — 3.0%
Amgen 2.200%, 05/22/19	27,118,000	27,026,286
Medtronic 2.500%, 03/15/20	26,769,000	26,571,359
Pfizer 2.100%, 05/15/19	27,339,000	27,251,966

		80,849,611

INFORMATION TECHNOLOGY — 6.0%
Apple 2.850%, 05/06/21	27,567,000	27,490,830
2.100%, 05/06/19	27,263,000	27,203,096
Cisco Systems 1.400%, 09/20/19	55,179,000	54,419,308
Intel 3.300%, 10/01/21	26,853,000	27,118,632

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Visa 2.200%, 12/14/20	$27,167,000	$26,712,993

		162,944,859

TELECOMMUNICATION SERVICES — 1.0%
AT&T 2.375%, 11/27/18	27,266,000	27,249,063

Total Corporate Obligations (Cost $686,453,811)		682,738,570

PREFERRED STOCK — 7.0%

	Shares

ENERGY — 0.5%
Kinder Morgan, 9.750%	431,000	14,456,171

FINANCIALS — 5.4%
Bank of America, Ser 5, 4.000% , VAR ICE LIBOR USD 3 Month+0.500%	1,100,506	26,302,093
BB&T, Ser D, 5.850%	1,089,173	28,285,823
PNC Financial Services Group, Ser Q, 5.375%	793,996	19,992,819
US Bancorp, Ser B, 3.500% , VAR ICE LIBOR USD 3 Month+0.600%	1,574,298	37,783,152
Wells Fargo, 5.850% , VAR ICE LIBOR USD 3 Month+3.090%	1,331,420	34,603,606

		146,967,493

HEALTH CARE — 1.1%
Becton Dickinson, 6.125%	483,825	30,708,373

Total Preferred Stock (Cost $183,186,818)		192,132,037

U.S. TREASURY OBLIGATIONS —6.0%

	Face Amount

U.S. Treasury Notes 3.625%, 08/15/19	$53,446,000	54,053,531
3.375%, 11/15/19	26,903,000	27,187,793
1.625%, 03/31/19	27,410,000	27,287,940
1.500%, 12/31/18	27,105,000	27,026,650
1.250%, 10/31/18	27,304,000	27,250,495

Total U.S. Treasury Obligations (Cost $163,165,392)		162,806,409

U.S. GOVERNMENT AGENCY OBLIGATIONS —5.0%

FHLMC
2.375%, 01/13/22	27,342,000	26,900,509
1.875%, 11/17/20	27,694,000	27,153,219
1.750%, 05/30/19	27,358,000	27,211,197
1.375%, 05/01/20	27,790,000	27,173,145

		108,438,070

FNMA 1.625%, 11/27/18	27,535,000	27,489,375

Total U.S. Government Agency Obligations (Cost $137,580,505)		135,927,445

CONVERTIBLE PREFERRED STOCK — 0.9%

	Shares	Value

UTILITIES — 0.9%
DTE Energy, 6.500% (Cost $24,938,367)	495,500	$26,147,535

SHORT-TERM INVESTMENT — 8.6%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (B) (Cost $234,668,673)	234,668,673	234,668,673

Total Investments — 99.6% (Cost $2,361,885,940)		$2,721,191,253

Percentages are based upon Net Assets of $2,731,153,673.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At July 31, 2018, such securities amounted to $176,968,208, or 6.5% of the net assets of the Fund .
(B)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,286,770,584	$—	$—	$1,286,770,584
Corporate Obligations	—	682,738,570	—	682,738,570
Preferred Stock	192,132,037	—	—	192,132,037
U.S. Treasury Obligations	—	162,806,409	—	162,806,409
U.S. Government Agency Obligations	—	135,927,445	—	135,927,445
Convertible Preferred Stock	26,147,535	—	—	26,147,535
Short-Term Investment	234,668,673	—	—	234,668,673

Total Investments in Securities	$1,739,718,829	$981,472,424	$—	$2,721,191,253

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2300

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 44.2%

	Shares	Value

BELGIUM — 0.5%
Anheuser-Busch InBev ADR	154	$15,665

BRAZIL — 0.6%
Banco Bradesco ADR *	950	7,676
Vale ADR, Cl B	605	8,869

		16,545

CANADA — 0.3%
Enbridge	241	8,539

FRANCE — 2.7%
Capgemini	442	56,750
TOTAL ADR	380	24,795

		81,545

GERMANY — 1.0%
SAP ADR	249	28,894

JAPAN — 4.2%
Keyence	140	73,760
Nippon Telegraph & Telephone ADR	1,130	52,296

		126,056

NETHERLANDS — 1.0%
Royal Dutch Shell ADR, Cl A	447	30,561

SWITZERLAND — 3.4%
Novartis ADR	922	77,356
UBS Group	1,495	24,548

		101,904

TAIWAN — 0.3%
Taiwan Semiconductor Manufacturing ADR	207	8,530

UNITED KINGDOM — 0.5%
Lloyds TSB Group PLC ADR	2,251	7,473
Vodafone Group ADR	319	7,832

		15,305

UNITED STATES — 29.7%
Abbott Laboratories	606	39,717
Alexandria Real Estate Equities ‡	267	34,026
Andeavor Logistics (A)	292	13,298
Bank of America	2,572	79,423
Becton Dickinson	258	64,596
Boeing	27	9,620
Booz Allen Hamilton Holding, Cl A	1,640	77,523
Boston Properties ‡	478	60,004
Comcast, Cl A	261	9,339
Enterprise Products Partners LP (A)	1,522	44,137
General Dynamics	236	47,143
Hartford Financial Services Group	306	16,126
Honeywell International	358	57,155
Johnson & Johnson	64	8,481

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Microsoft	841	$89,213
Oracle	164	7,820
Phillips 66 Partners (A)	606	32,512
Raytheon	318	62,974
Shell Midstream Partners (A)	447	10,147
Union Pacific	314	47,065
US Bancorp	1,022	54,176
Western Gas Partners (A)	346	17,691

		882,186

Total Common Stock (Cost $1,042,671)		1,315,730

CORPORATE OBLIGATIONS —32.1%

	Face Amount
GERMANY — 9.1%
Kreditanstalt fuer Wiederaufbau 1.875%, 04/01/19	$150,000	149,411
Landwirtschaftliche Rentenbank 1.875%, 09/17/18	121,000	120,956

		270,367

SUPRANATIONAL — 5.9%
Asian Development Bank MTN 1.375%, 01/15/19	88,000	87,592
European Investment Bank MTN 1.250%, 05/15/19	88,000	87,139

		174,731

SWITZERLAND — 2.6%
Novartis Securities Investment 5.125%, 02/10/19	76,000	76,977

UNITED KINGDOM — 3.6%
AstraZeneca 1.750%, 11/16/18	107,000	106,772

UNITED STATES — 10.9%
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/49	47,000	48,178
Citigroup
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/49	61,000	62,585
Goldman Sachs Group MTN
3.919%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/23	44,000	45,706
JPMorgan Chase
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/49	62,000	63,085
Toyota Motor Credit MTN
2.100%, 01/17/19	48,000	47,931
Wells Fargo
6.111%, VAR ICE LIBOR USD 3 Month+3.770%, 03/15/18	59,000	59,484

		326,969

Total Corporate Obligations (Cost $957,715)		955,816

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
July 31, 2018 (Unaudited)

PREFERRED STOCK — 9.1%

	Shares	Value

NETHERLANDS — 4.2%
Aegon, 6.375%	2,275	$59,059
ING Groep, 6.375%	2,553	66,225

		125,284

UNITED STATES — 4.9%
BB&T, Ser E, 5.625%	585	14,970
Becton Dickinson, 6.125%*	285	18,089
Kinder Morgan, Ser A, 9.750%*	925	31,025
Mandatory Exchangeable Trust, 5.750%*	140	29,414
US Bancorp, Ser B, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	1,009	24,216
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	1,050	27,290

		145,004

Total Preferred Stock (Cost $277,965)		270,288

EXCHANGE TRADED FUND — 3.3%

CANADA — 0.4%
iShares S&P/TSX Capped REIT Index ETF	833	11,123

JAPAN — 0.4%
Next Funds REIT Index ETF	790	13,346

NETHERLANDS — 1.0%
iShares European Property Yield UCITS ETF	601	29,938

UNITED STATES — 1.5%
iShares International Developed ETF	843	24,919
Vanguard Global ex-U.S. Real Estate ETF	342	20,178

		45,097

Total Exchange Traded Funds (Cost $91,759)		99,504

SOVEREIGN DEBT —2.5%

	Face Amount

POLAND — 2.5%
Republic of Poland Government International Bond
5.125%, 04/21/21
(Cost $76,549)	$72,000	75,600

CONVERTIBLE PREFERRED STOCK — 0.6%

	Shares

UNITED STATES — 0.6%
DTE Energy, 6.500% * (Cost $18,050)	361	19,050

SHORT-TERM INVESTMENT — 2.1%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (B) (Cost $62,044)	62,044	62,044

Total Investments — 93.9% (Cost $2,526,753)		$2,798,032

Percentages are based upon Net Assets of $2,981,032.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At April 30, 2018, such securities amounted to $111,266, or 3.7% of the net assets of the Fund (See Note 2).
(B)	The rate reported is the 7-day effective yield as of April 30, 2018.

ADR — American Depositary Receipt

Cl — Class ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of July 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,315,730	$—	$—	$1,315,730
Corporate Obligations	—	955,816	—	955,816
Preferred Stock	270,288	—	—	270,288
Exchange Traded Funds	99,504	—	—	99,504
Sovereign Debt	—	75,600	—	75,600
Convertible Preferred Stock	19,050	—	—	19,050
Short-Term Investment	62,044	—	—	62,044

Total Investments in Securities	$1,766,616	$1,031,416	$—	$2,798,032

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-018-0700

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.4%

	Shares	Value

ARGENTINA — 1.6%
Tenaris	8,490	$155,171

BELGIUM — 1.0%
Anheuser-Busch InBev	906	91,736

CHINA — 1.9%
China Resources Gas Group	6,170	29,242
CNOOC	87,930	146,979

		176,221

EGYPT — 1.4%
Commercial International Bank Egypt SAE	28,538	134,114

FRANCE — 6.2%
BNP Paribas	2,536	165,087
Capgemini	1,050	134,814
Schneider Electric	2,071	166,710
Total	1,880	122,801

		589,412

GERMANY — 9.0%
Fresenius & KGaA	1,564	120,741
Gerresheimer	1,345	114,497
Hannover Rueckversicherung	1,105	147,302
Henkel & KGaA	1,174	125,887
SAP	1,966	229,548
Vonovia	2,446	118,442

		856,417

HONG KONG — 2.7%
AIA Group	16,516	144,138
Samsonite International	29,610	112,041

		256,179

JAPAN — 3.4%
Keyence	315	165,958
Nippon Telegraph & Telephone	3,444	159,179

		325,137

JERSEY — 1.2%
Randgold Resources ADR	1,517	112,030

MEXICO — 1.0%
Genomma Lab Internacional, Cl B *	116,757	92,841

NETHERLANDS — 2.9%
ING Groep	9,648	147,815
Unilever	2,195	126,385
		274,200

PHILIPPINES — 1.3%
Ayala Land	158,865	122,204

SOUTH KOREA — 2.4%
Hanon Systems	10,963	104,862

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
Samsung Electronics	2,961	$122,421

		227,283

SWITZERLAND — 3.7%
Nestle	1,290	105,139
Roche Holding	604	148,262
UBS Group	6,161	101,517

		354,918

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing .	18,956	152,322

THAILAND — 1.2%
Thai Union Group PLC NVDR	231,150	113,942

UNITED KINGDOM — 5.4%
Bank of Georgia Group	3,202	76,709
Georgia Capital *	3,202	41,540
Informa PLC	8,641	89,531
John Wood Group PLC	19,878	169,538
St. James’s Place PLC	8,612	136,265

		513,583

UNITED STATES — 51.5%
AGCO	732	46,130
AT&T	4,180	133,635
Bristol-Myers Squibb	2,632	154,630
Capital One Financial	1,910	180,151
Caterpillar	639	91,888
Chubb	1,520	212,375
Dun & Bradstreet	1,784	224,588
Exxon Mobil	929	75,723
Generac Holdings *	3,037	163,239
Hanesbrands	6,331	140,928
Honeywell International	1,740	277,791
Johnson & Johnson	1,142	151,338
Jones Lang LaSalle	1,141	195,122
JPMorgan Chase	3,211	369,104
Kraft Heinz	2,130	128,333
MetLife	2,934	134,201
Microsoft	2,349	249,182
Mondelez International, Cl A	3,567	154,736
Moody’s	1,648	282,006
Newell Brands	3,637	95,253
Omnicom Group	2,676	184,189
Raytheon	1,094	216,645
Ross Stores	1,985	173,549
Sabre	6,342	156,140
Schlumberger	2,327	157,119
Stanley Black & Decker	1,410	210,753
T. Rowe Price Group	946	112,649

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Texas Instruments	1,923	$214,068

		4,885,465

Total Common Stock (Cost $6,594,321)		9,433,175

SHORT-TERM INVESTMENT — 0.2%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (A) (Cost $23,358)	23,358	23,358

Total Investments — 99.6% (Cost $6,617,679)		$9,456,533

Percentages are based upon Net Assets of $9,492,644.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2018, there were transfers of $739,438 from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-1200

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 89.2%

	Shares	Value

BRAZIL — 4.9%
Ambev	616,506	$3,178,374
BB Seguridade Participacoes	577,743	3,762,033
Cielo	510,252	1,967,161
Vale *	425,324	6,226,935

		15,134,503

CHILE — 3.0%
Banco de Chile	21,309,858	3,331,080
Cia Cervecerias Unidas	120,868	1,643,174
Enel Americas	25,495,389	4,503,854

		9,478,108

CHINA — 6.3%
CNOOC	4,202,521	7,024,682
Industrial & Commercial Bank of China, Cl H	5,779,364	4,277,983
NetEase ADR	19,125	4,934,250
Tencent Holdings	75,153	3,400,965

		19,637,880

EGYPT — 2.1%
Commercial International Bank Egypt SAE	1,362,489	6,403,012

HONG KONG — 15.7%
AIA Group	713,364	6,225,649
Anhui Conch Cement, Cl H	972,280	6,224,584
ASM Pacific Technology	387,339	4,660,968
BOC Hong Kong Holdings	1,098,079	5,316,185
China Construction Bank, Cl H	5,201,976	4,712,169
China Overseas Land & Investment	1,627,713	5,111,844
China Resources Gas Group	941,495	4,462,147
China Resources Land	1,368,545	5,004,076
CT Environmental Group	23,057,744	2,878,895
Samsonite International	1,145,734	4,335,340

		48,931,857

INDIA — 1.5%
Reliance Industries GDR	134,201	4,589,674

INDONESIA — 5.1%
Bank Central Asia	1,699,699	2,743,446
Bank Mandiri Persero	5,339,755	2,462,508
Media Nusantara Citra	18,385,104	1,255,848
Perusahaan Gas Negara Persero	38,003,772	4,480,334
Telekomunikasi Indonesia Persero	20,100,487	4,976,334

		15,918,470

LUXEMBOURG — 2.0%
Tenaris ADR	168,293	6,183,085

MALAYSIA — 1.9%
Public Bank	1,026,248	6,074,176

COMMON STOCK — continued

	Shares	Value

MEXICO — 10.3%
Alsea	1,462,401	$5,038,988
Arca Continental	634,125	4,210,771
Fomento Economico Mexicano ADR	55,955	5,491,424
Genomma Lab Internacional, Cl B *	3,506,251	2,788,032
Grupo Aeroportuario del Centro Norte, Cl B	1,046,500	6,362,298
Kimberly-Clark de Mexico, Cl A	2,368,111	4,360,696
Wal-Mart de Mexico	1,328,968	3,879,714

		32,131,923

PERU — 1.7%
Credicorp	23,510	5,378,383

PHILIPPINES — 1.6%
Ayala Land	6,502,836	5,002,182

SOUTH AFRICA — 7.3%
AVI	736,864	6,127,709
Bidvest Group	326,393	4,642,750
Clicks Group	150,927	2,215,162
MTN Group	516,682	4,492,887
Sanlam	932,298	5,405,098

		22,883,606

SOUTH KOREA — 7.7%
Coway	62,486	5,239,518
Hankook Tire	117,565	4,666,237
Hanon Systems	553,147	5,290,907
Korea Kolmar	61,270	3,735,408
Samsung Electronics	120,955	5,000,821

		23,932,891

TAIWAN — 7.0%
Catcher Technology	551,675	6,784,662
Giant Manufacturing	881,992	3,774,121
Taiwan Semiconductor Manufacturing	778,213	6,253,361
Tripod Technology	1,820,863	5,019,953

		21,832,097

THAILAND — 5.7%
Central Pattana	1,133,448	2,580,664
Central Pattana NVDR	963,871	2,194,566
Kasikornbank NVDR	365,492	2,383,882
Siam Cement	97,134	1,307,966
Siam Cement NVDR	173,686	2,338,784
Thai Union Group NVDR	8,201,132	4,042,638
Tisco Financial Group NVDR	1,234,949	2,895,282

		17,743,782

TURKEY — 3.8%
Emlak Konut Gayrimenkul Yatirim
Ortakligi ‡	8,593,518	3,070,672
Enka Insaat ve Sanayi	2,355,158	2,333,402
TAV Havalimanlari Holding	1,067,779	6,291,127

		11,695,201

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 1.6%
Randgold Resources	66,842	$4,974,460

Total Common Stock (Cost $248,188,931)		277,925,290

EQUITY LINKED NOTE — 5.2%

INDIA — 5.2%
JPMorgan (convertible to Bharat Forge) 04/22/2019*	240,021	2,221,062
JPMorgan (convertible to HCL Technologies) 09/14/2021*	270,315	3,768,191
JPMorgan (convertible to Reliance Industries) 05/22/2019*	116,244	1,991,341
JPMorgan (convertible to Tata Consultancy Services) 12/28/2020* .	105,906	2,967,957
JPMorgan (convertible to Titan) 05/20/2019*	404,060	5,324,733

Total Equity Linked Notes (Cost $9,673,807)		16,273,284

EXCHANGE TRADED FUND — 3.6%

UNITED STATES — 3.6%
Invesco India Exchange-Traded Fund Trust*	285,434	7,515,477
iShares MSCI India ETF	103,190	3,676,660

Total Exchange Traded Funds (Cost $10,151,182)		11,192,137

PREFERRED STOCK — 1.3%

BRAZIL — 1.3%
Banco Bradesco, 3.260% *

(Cost $3,048,533)	497,947	4,035,795

SHORT-TERM INVESTMENT — 0.2%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (B) (Cost $743,456)	743,456	743,456

Total Investments — 99.5% (Cost $271,805,909)		$310,169,962

Percentages are based upon Net Assets of $311,615,375.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

MSCI — Morgan Stanley Capital International

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2018, there were transfers of $21,275,466 from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-013-1200

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS —96.1%

	Face Amount	Value

CONSUMER DISCRETIONARY — 22.3%
1011778 BC ULC
4.625%, 01/15/22 (A)	$255,000	$254,363
ADT
6.250%, 10/15/21	185,000	194,019
5.250%, 03/15/20	185,000	187,775
Ahern Rentals
7.375%, 05/15/23 (A)	150,000	147,000
Altice Luxembourg
7.750%, 05/15/22 (A)	325,000	323,375
Altice US Finance I
5.375%, 07/15/23 (A)	255,000	257,231
AMC Entertainment Holdings
5.875%, 02/15/22	245,000	249,287
APX Group
7.875%, 12/01/22	175,000	176,312
6.375%, 12/01/19	102,000	103,402
Ashton Woods USA
6.875%, 02/15/21 (A)	96,000	96,480
AV Homes
6.625%, 05/15/22	255,000	262,650
Beazer Homes USA
8.750%, 03/15/22	225,000	238,961
Builders FirstSource
5.625%, 09/01/24 (A)	80,000	78,400
Cable One
5.750%, 06/15/22 (A)	185,000	187,775
CCO Holdings
5.125%, 02/15/23	300,000	298,500
Cequel Communications Holdings I
5.125%, 12/15/21 (A)	145,000	144,637
Cinemark USA
4.875%, 06/01/23	205,000	201,986
Clear Channel International BV
8.750%, 12/15/20 (A)	275,000	282,562
Clear Channel Worldwide Holdings
7.625%, 03/15/20	250,000	250,550
CSC Holdings
10.125%, 01/15/23 (A)	275,000	302,500
Diamond Resorts International
7.750%, 09/01/23 (A)	215,000	224,137
DISH DBS
7.875%, 09/01/19	135,000	139,894
6.750%, 06/01/21	425,000	427,253
5.875%, 07/15/22	150,000	140,250
5.125%, 05/01/20	460,000	456,550
Eldorado Resorts
7.000%, 08/01/23	240,000	252,235
Griffon
5.250%, 03/01/22	270,000	262,237
Group 1 Automotive
5.250%, 12/15/23 (A)	210,000	204,750
Herc Rentals
7.500%, 06/01/22 (A)	193,000	203,615
Hertz
7.375%, 01/15/21	105,000	103,425
5.875%, 10/15/20	135,000	133,461
International Game Technology
6.250%, 02/15/22 (A)	300,000	310,500
5.625%, 02/15/20 (A)	200,000	203,750
Interval Acquisition
5.625%, 04/15/23	180,000	180,450
JC Penney
5.875%, 07/01/23 (A)	135,000	127,447

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
KB Home
8.000%, 03/15/20	$135,000	$143,438
7.500%, 09/15/22	160,000	170,400
Lennar
6.625%, 05/01/20	180,000	188,325
LIN Television
5.875%, 11/15/22	255,000	259,144
Live Nation Entertainment
5.375%, 06/15/22 (A)	100,000	101,750
M/I Homes
6.750%, 01/15/21	150,000	153,375
Manitowoc
12.750%, 08/15/21 (A)	95,000	104,975
Mattel
2.350%, 08/15/21	95,000	86,213
Mclaren Finance
5.750%, 08/01/22 (A)	210,000	206,892
Mediacom Broadband
5.500%, 04/15/21	121,000	121,908
Meritage Homes
7.150%, 04/15/20	145,000	151,525
MGM Resorts International
6.750%, 10/01/20	145,000	152,612
6.625%, 12/15/21	175,000	186,492
5.250%, 03/31/20	175,000	178,938
Midas Intermediate Holdco II
7.875%, 10/01/22 (A)	175,000	161,438
NCL
4.750%, 12/15/21 (A)	274,000	274,343
Nexstar Broadcasting
6.125%, 02/15/22 (A)	120,000	121,950
Party City Holdings
6.125%, 08/15/23 (A)	165,000	165,412
Penske Automotive Group
3.750%, 08/15/20	275,000	271,563
Prime Security Services Borrower
9.250%, 05/15/23 (A)	373,000	399,576
PulteGroup
4.250%, 03/01/21	215,000	215,000
Scientific Games International
10.000%, 12/01/22	190,000	202,825
6.625%, 05/15/21	100,000	101,125
Service International
4.500%, 11/15/20	250,000	250,313
SFR Group
6.000%, 05/15/22 (A)	230,000	237,061
Shea Homes
5.875%, 04/01/23 (A)	215,000	213,388
Sinclair Television Group
6.125%, 10/01/22	125,000	127,188
Sirius XM Radio
3.875%, 08/01/22 (A)	180,000	174,825
TEGNA
6.375%, 10/15/23	240,000	247,800
Tempur Sealy International
5.625%, 10/15/23	155,000	153,256
Titan International
6.500%, 11/30/23 (A)	335,000	335,000
Townsquare Media
6.500%, 04/01/23 (A)	210,000	192,675
TRI Pointe Group
4.375%, 06/15/19	100,000	100,096
United Rentals North America
4.625%, 07/15/23	225,000	225,563

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Virgin Media Finance
6.375%, 04/15/23 (A)	$200,000	$205,500
William Lyon Homes
7.000%, 08/15/22	175,000	178,281
WMG Acquisition
5.625%, 04/15/22 (A)	75,000	76,031
5.000%, 08/01/23 (A)	65,000	64,025
Wyndham Destinations
4.250%, 03/01/22	170,000	164,475

		14,672,415

CONSUMER STAPLES — 1.5%
Albertsons
6.085%, VAR ICE LIBOR USD 3 Month+3.750%, 01/15/24 (A)	205,000	207,562
Avon International Operations
7.875%, 08/15/22 (A)	45,000	44,550
B&G Foods
4.625%, 06/01/21	260,000	257,725
Carrols Restaurant Group
8.000%, 05/01/22	175,000	182,656
Performance Food Group
5.500%, 06/01/24 (A)	145,000	143,868
Spectrum Brands Holdings
7.750%, 01/15/22	160,000	165,000

		1,001,361

ENERGY — 12.0%
American Midstream Partners
9.250%, 12/15/21 (A)	115,000	113,850
Antero Resources
5.625%, 06/01/23	165,000	168,300
5.375%, 11/01/21	270,000	273,712
Archrock Partners
6.000%, 04/01/21	305,000	301,950
Ascent Resources Utica Holdings
10.000%, 04/01/22 (A)	180,000	198,900
Blue Racer Midstream
6.125%, 11/15/22 (A)	410,000	415,248
Calpine
6.000%, 01/15/22 (A)	250,000	254,375
Carrizo Oil & Gas
7.500%, 09/15/20	81,000	81,101
6.250%, 04/15/23	100,000	101,750
Chesapeake Energy
6.875%, 11/15/20	165,000	172,012
5.589%, VAR ICE LIBOR USD 3 Month+3.250%, 04/15/19	345,000	345,431
CONSOL Energy
5.875%, 04/15/22	225,000	225,452
Crestwood Midstream Partners
6.250%, 04/01/23	295,000	300,900
DCP Midstream Operating
5.350%, 03/15/20 (A)	155,000	159,069
4.750%, 09/30/21 (A)	175,000	177,229
2.700%, 04/01/19	200,000	198,500
Energy Transfer Equity
7.500%, 10/15/20	285,000	304,238
Forum Energy Technologies
6.250%, 10/01/21	230,000	229,137
Gulfport Energy
6.625%, 05/01/23	65,000	65,813
Nabors Industries
5.000%, 09/15/20	110,000	110,550

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
4.625%, 09/15/21	$255,000	$250,538
Newfield Exploration
5.750%, 01/30/22	45,000	46,913
NGL Energy Partners
6.875%, 10/15/21	70,000	71,050
5.125%, 07/15/19	200,000	200,750
NRG Energy
6.250%, 07/15/22	380,000	391,425
NuStar Logistics
4.800%, 09/01/20	130,000	130,488
4.750%, 02/01/22	175,000	171,500
Precision Drilling
6.500%, 12/15/21	87,878	89,416
Pride International
6.875%, 08/15/20	150,000	157,350
QEP Resources
6.875%, 03/01/21	80,000	85,000
6.800%, 03/01/20	100,000	104,500
Range Resources
5.750%, 06/01/21	210,000	214,725
Resolute Energy
8.500%, 05/01/20	195,000	195,366
Rowan
7.875%, 08/01/19	115,000	118,738
SESI
7.125%, 12/15/21	215,000	219,300
SM Energy
6.500%, 01/01/23	155,000	157,325
6.125%, 11/15/22	185,000	189,625
Summit Midstream Holdings
5.500%, 08/15/22	295,000	292,050
Sunoco
4.875%, 01/15/23 (A)	95,000	93,358
Transocean
9.000%, 07/15/23 (A)	215,000	231,931
W/S Packaging Holdings
9.000%, 04/15/23 (A)	110,000	112,200
Whiting Petroleum
5.750%, 03/15/21	165,000	168,300
WPX Energy
6.000%, 01/15/22	32,000	33,200

		7,922,565

FINANCIALS — 6.2%
Ally Financial
8.000%, 03/15/20	135,000	143,775
4.250%, 04/15/21	340,000	340,850
FBM Finance
8.250%, 08/15/21 (A)	375,000	390,000
Fiat Chrysler Automobiles
4.500%, 04/15/20	260,000	263,250
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/22 (A)	210,000	210,023
Laredo Petroleum
5.625%, 01/15/22	260,000	259,675
Nationstar Mortgage
9.625%, 05/01/19	320,000	320,000
6.500%, 07/01/21	370,000	370,650
Navient MTN
8.000%, 03/25/20	304,000	320,720
6.625%, 07/26/21	215,000	221,988
5.875%, 03/25/21	220,000	223,300
Oxford Finance
6.375%, 12/15/22 (A)	140,000	142,100

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Solera
10.500%, 03/01/24 (A)	$200,000	$221,151
Springleaf Finance
7.750%, 10/01/21	250,000	270,000
6.125%, 05/15/22	175,000	178,938
6.000%, 06/01/20	200,000	206,000

		4,082,420

HEALTH CARE — 10.4%
Acadia Healthcare
6.125%, 03/15/21	200,000	202,000
Bausch Health
5.625%, 12/01/21 (A)	270,000	267,300
Bausch Health Companies
7.500%, 07/15/21 (A)	165,000	168,300
6.500%, 03/15/22 (A)	340,000	354,518
5.875%, 05/15/23 (A)	250,000	240,125
CHS
5.125%, 08/01/21	375,000	353,906
DaVita
5.750%, 08/15/22	155,000	157,712
DJO Finco
8.125%, 06/15/21 (A)	165,000	169,538
Eagle Holding II
7.625% cash/8.375% PIK, 05/15/22 (A)	110,000	111,066
Envision Healthcare
5.625%, 07/15/22	250,000	255,625
HCA
7.500%, 02/15/22	250,000	274,687
6.500%, 02/15/20	330,000	343,464
5.875%, 03/15/22	140,000	147,133
HCA Healthcare
6.250%, 02/15/21	460,000	478,975
Jaguar Holding II
6.375%, 08/01/23 (A)	210,000	211,510
Kinetic Concepts
12.500%, 11/01/21 (A)	120,000	131,400
7.875%, 02/15/21 (A)	290,000	296,719
LifePoint Health
5.500%, 12/01/21	335,000	340,863
Mallinckrodt International Finance
4.875%, 04/15/20 (A)	170,000	167,875
MPH Acquisition Holdings
7.125%, 06/01/24 (A)	140,000	144,900
Ortho-Clinical Diagnostics
6.625%, 05/15/22 (A)	140,000	138,250
Prestige Brands
6.375%, 03/01/24 (A)	195,000	194,756
Select Medical
6.375%, 06/01/21	280,000	282,800
Tenet Healthcare
7.500%, 01/01/22 (A)	200,000	209,500
6.000%, 10/01/20	250,000	259,688
4.750%, 06/01/20	155,000	156,938
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/21	220,000	205,134
Universal Hospital Services
7.625%, 08/15/20	330,000	330,465
Vizient
10.375%, 03/01/24 (A)	230,000	252,425

		6,847,572

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 14.1%
Air Canada
7.750%, 04/15/21 (A)	$305,000	$326,350
American Airlines Group
5.500%, 10/01/19 (A)	200,000	203,000
4.625%, 03/01/20 (A)	235,000	235,881
American Axle & Manufacturing
6.625%, 10/15/22	169,000	173,225
ATS Automation Tooling Systems
6.500%, 06/15/23 (A)	250,000	255,625
BCD Acquisition
9.625%, 09/15/23 (A)	230,000	242,075
Bombardier
8.750%, 12/01/21 (A)	110,000	121,412
7.750%, 03/15/20 (A)	275,000	290,125
6.000%, 10/15/22 (A)	185,000	186,387
5.750%, 03/15/22 (A)	220,000	221,100
Century Communities
6.875%, 05/15/22	170,000	172,857
Cleaver-Brooks
7.875%, 03/01/23 (A)	190,000	196,413
Cloud Crane
10.125%, 08/01/24 (A)	250,000	270,000
Covanta Holding
6.375%, 10/01/22	265,000	270,962
CPG Merger
8.000%, 10/01/21 (A)	215,000	217,150
DAE Funding
4.500%, 08/01/22 (A)	210,000	206,850
4.000%, 08/01/20 (A)	140,000	139,300
EnPro Industries
5.875%, 09/15/22	320,000	325,600
FTI Consulting
6.000%, 11/15/22	145,000	148,444
Gates Global
6.000%, 07/15/22 (A)	141,000	141,881
GFL Environmental
5.625%, 05/01/22 (A)	125,000	118,750
Great Lakes Dredge & Dock
8.000%, 05/15/22	200,000	205,500
Grinding Media
7.375%, 12/15/23 (A)	165,000	171,600
Icahn Enterprises
6.250%, 02/01/22	355,000	361,876
6.000%, 08/01/20	315,000	320,253
IHO Verwaltungs
4.125% cash/4.875% PIK, 09/15/21 (A)	200,000	197,500
MasTec
4.875%, 03/15/23	260,000	252,850
Meritor
6.250%, 02/15/24	240,000	240,600
Moog
5.250%, 12/01/22 (A)	125,000	126,250
New Enterprise Stone & Lime
10.125%, 04/01/22 (A)	85,000	90,313
Nielsen Finance
5.000%, 04/15/22 (A)	235,000	228,391
Nielsen Luxembourg SARL
5.500%, 10/01/21 (A)	175,000	174,562
Optimas OE Solutions Holding
8.625%, 06/01/21 (A)	110,000	112,475
RR Donnelley & Sons
7.875%, 03/15/21	270,000	276,750
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	190,000	204,250

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
United Continental Holdings
6.000%, 12/01/20	$320,000	$334,400
Welbilt
9.500%, 02/15/24	145,000	158,412
WESCO Distribution
5.375%, 12/15/21	100,000	102,080
Williams Scotsman International
7.875%, 12/15/22 (A)	130,000	135,525
Xerium Technologies
9.500%, 08/15/21	340,000	357,850
XPO Logistics
6.500%, 06/15/22 (A)	319,000	327,773
Zachry Holdings
7.500%, 02/01/20 (A)	165,000	164,175
Zekelman Industries
9.875%, 06/15/23 (A)	235,000	256,738

		9,263,510

INFORMATION TECHNOLOGY — 6.7%
Advanced Micro Devices
7.500%, 08/15/22	185,000	205,813
Alliance Data Systems MTN
5.875%, 11/01/21 (A)	285,000	290,700
Amkor Technology
6.625%, 06/01/21	54,000	54,097
6.375%, 10/01/22	130,000	132,600
BMC Software Finance
8.125%, 07/15/21 (A)	150,000	153,562
CommScope
5.000%, 06/15/21 (A)	250,000	250,937
Dell International
7.125%, 06/15/24 (A)	215,000	231,125
5.875%, 06/15/21 (A)	420,000	430,096
EMC
2.650%, 06/01/20	315,000	307,105
First Data
7.000%, 12/01/23 (A)	390,000	408,037
5.750%, 01/15/24 (A)	140,000	143,178
Genesys Telecommunications Laboratories
10.000%, 11/30/24 (A)	230,000	255,300
Harland Clarke Holdings
8.375%, 08/15/22 (A)	90,000	86,058
6.875%, 03/01/20 (A)	90,000	88,650
Infor Software Parent
7.125% cash/7.875% PIK, 05/01/21 (A)	250,000	252,500
Infor US
5.750%, 08/15/20 (A)	160,000	162,200
NCR
4.625%, 02/15/21	199,000	196,264
Sabre GLBL
5.375%, 04/15/23 (A)	160,000	160,901
TIBCO Software
11.375%, 12/01/21 (A)	290,000	313,200
Unisys
10.750%, 04/15/22 (A)	235,000	263,200

		4,385,523

MATERIALS — 12.3%
A Schulman
6.875%, 06/01/23	170,000	177,863
AK Steel
7.625%, 10/01/21	330,000	335,775
7.500%, 07/15/23	130,000	134,225

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Allegheny Technologies
5.950%, 01/15/21	$280,000	$284,102
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	155,000	159,262
ArcelorMittal
6.500%, 03/01/21	145,000	150,435
ARD Finance
7.125% cash/7.875% PIK, 09/15/23	220,000	222,200
Ardagh Packaging Finance
4.250%, 09/15/22 (A)	200,000	196,500
Aruba Investments
8.750%, 02/15/23 (A)	170,000	174,250
Barminco Finance
6.625%, 05/15/22 (A)	115,000	109,135
Berry Global
5.125%, 07/15/23	215,000	213,387
Cascades
5.750%, 07/15/23 (A)	175,000	173,250
5.500%, 07/15/22 (A)	115,000	114,138
Century Aluminum
7.500%, 06/01/21 (A)	175,000	177,187
Chemours
6.625%, 05/15/23	235,000	246,162
First Quantum Minerals
7.000%, 02/15/21 (A)	290,000	292,900
FMG Resources August 2006 Pty
4.750%, 05/15/22 (A)	150,000	145,875
Freeport-McMoRan
3.100%, 03/15/20	200,000	197,500
Graphic Packaging International
4.750%, 04/15/21	195,000	196,950
Greif
7.750%, 08/01/19	250,000	259,763
Hecla Mining
6.875%, 05/01/21	215,000	216,344
Hudbay Minerals
7.250%, 01/15/23 (A)	380,000	390,925
Joseph T Ryerson & Son
11.000%, 05/15/22 (A)	220,000	242,550
Lundin Mining
7.875%, 11/01/22 (A)	175,000	183,531
Mercer International
7.750%, 12/01/22	74,000	77,700
6.500%, 02/01/24	170,000	173,825
Multi-Color
6.125%, 12/01/22 (A)	240,000	244,200
New Gold
6.250%, 11/15/22 (A)	220,000	207,350
Northwest Acquisitions ULC
7.125%, 11/01/22 (A)	140,000	139,650
NOVA Chemicals
5.250%, 08/01/23 (A)	195,000	194,756
OCI
6.625%, 04/15/23 (A)	200,000	204,310
Owens-Brockway Glass Container
5.000%, 01/15/22 (A)	45,000	45,000
Perstorp Holding
8.500%, 06/30/21 (A)	284,000	296,837
Platform Specialty Products
6.500%, 02/01/22 (A)	215,000	220,375
Reynolds Group Issuer
5.839%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/21 (A)	270,000	273,240

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
5.125%, 07/15/23 (A)	$155,000	$154,132
Standard Industries
5.500%, 02/15/23 (A)	100,000	102,130
Steel Dynamics
5.125%, 10/01/21	150,000	151,688
Summit Materials
8.500%, 04/15/22	215,000	231,125
6.125%, 07/15/23	150,000	152,250
Teck Resources
4.750%, 01/15/22	200,000	206,000

		8,068,777

REAL ESTATE — 3.4%
GEO Group
5.875%, 01/15/22	200,000	202,000
5.125%, 04/01/23	150,000	146,019
Iron Mountain
5.750%, 08/15/24	180,000	178,425
iStar
6.500%, 07/01/21	195,000	198,900
6.000%, 04/01/22	170,000	170,425
5.000%, 07/01/19	96,000	96,144
4.625%, 09/15/20	55,000	54,519
Lamar Media
5.000%, 05/01/23	65,000	65,812
Realogy Group
5.250%, 12/01/21 (A)	275,000	275,688
RHP Hotel Properties
5.000%, 04/15/21	210,000	211,575
Sabra Health Care
5.500%, 02/01/21	225,000	228,094
SBA Communications
4.875%, 07/15/22	245,000	244,081
Starwood Property Trust
5.000%, 12/15/21	175,000	177,187

		2,248,869

TELECOMMUNICATION SERVICES — 7.2%
CenturyLink
6.450%, 06/15/21	400,000	412,500
6.150%, 09/15/19	155,000	158,294
5.625%, 04/01/20	145,000	148,262
Cogent Communications Group
5.375%, 03/01/22 (A)	240,000	244,200
Consolidated Communications
6.500%, 10/01/22	195,000	181,896
CSC Holdings
6.750%, 11/15/21	455,000	474,337
Frontier Communications
8.500%, 04/15/20	205,000	206,538
8.125%, 10/01/18	285,000	285,000
7.125%, 03/15/19	270,000	271,350
Inmarsat Finance
4.875%, 05/15/22 (A)	260,000	257,400
Intelsat Jackson Holdings
8.000%, 02/15/24 (A)	240,000	253,200
Level 3 Financing
5.375%, 08/15/22	250,000	250,625
Sprint
7.250%, 09/15/21	500,000	525,625
Sprint Communications
11.500%, 11/15/21	60,000	70,200
9.250%, 04/15/22	120,000	135,000
7.000%, 08/15/20	560,000	585,200

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TELECOMMUNICATION SERVICES — continued
Zayo Group
6.000%, 04/01/23	$260,000	$266,825

		4,726,452

Total Corporate Obligations (Cost $63,819,619)		63,219,464

Total Investments — 96.1% (Cost $63,819,619)		$63,219,464

Percentages are based upon Net Assets of $65,790,461.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2018 was $27,080,425 and represents 41.2% of Net Assets.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

As of July 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1400

5

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS —93.9%

	Face Amount	Value

CONSUMER DISCRETIONARY — 25.7%
1011778 BC ULC 5.000%, 10/15/25 (A)	$10,000	$9,588
ACCO Brands 5.250%, 12/15/24 (A)	10,000	9,825
AECOM 5.125%, 03/15/27	15,000	14,550
Ahern Rentals 7.375%, 05/15/23 (A)	35,000	34,300
Albertsons 6.625%, 06/15/24	5,000	4,787
Altice Luxembourg 7.750%, 05/15/22 (A)	5,000	4,975
Altice US Finance I 5.375%, 07/15/23 (A)	5,000	5,044
American Axle & Manufacturing 6.500%, 04/01/27	25,000	24,312
Aramark Services 5.000%, 02/01/28 (A)	5,000	4,823
Asbury Automotive Group 6.000%, 12/15/24	10,000	9,950
Beacon Roofing Supply 6.375%, 10/01/23	5,000	5,175
Boyd Gaming 6.875%, 05/15/23	10,000	10,516
Boyne USA 7.250%, 05/01/25 (A)	5,000	5,225
Brunswick 4.625%, 05/15/21 (A)	10,000	9,964
CCO Holdings 5.500%, 05/01/26 (A)	5,000	4,912
5.375%, 05/01/25 (A)	5,000	4,912
5.125%, 05/01/23 (A)	7,000	6,982
Cedar Fair 5.375%, 04/15/27	5,000	4,900
Century Communities 5.875%, 07/15/25	5,000	4,712
Diamond Resorts International 7.750%, 09/01/23 (A)	10,000	10,425
DISH DBS 7.750%, 07/01/26	5,000	4,369
6.750%, 06/01/21	5,000	5,027
5.000%, 03/15/23	5,000	4,325
Group 1 Automotive 5.250%, 12/15/23 (A)	10,000	9,750
H&E Equipment Services 5.625%, 09/01/25	5,000	4,937
IRB Holding 6.750%, 02/15/26 (A)	5,000	4,750
JC Penney 8.625%, 03/15/25 (A)	5,000	4,213
Lennar 5.250%, 06/01/26	15,000	14,625
M/I Homes 5.625%, 08/01/25	5,000	4,689
Manitowoc 12.750%, 08/15/21 (A)	10,000	11,050
Mattel 6.750%, 12/31/25 (A)	5,000	4,844
Meritage Homes 6.000%, 06/01/25	10,000	10,069
Mueller Water Products 5.500%, 06/15/26 (A)	5,000	5,044

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
New Home 7.250%, 04/01/22	$7,000	$7,180
NRG Energy 7.250%, 05/15/26	5,000	5,325
6.625%, 01/15/27	5,000	5,150
Park-Ohio Industries 6.625%, 04/15/27	11,000	11,110
Party City Holdings 6.125%, 08/15/23 (A)	5,000	5,013
Penn National Gaming 5.625%, 01/15/27 (A)	5,000	4,719
Penske Automotive Group 5.500%, 05/15/26	10,000	9,725
Prime Security Services Borrower 9.250%, 05/15/23 (A)	8,000	8,570
Quad 7.000%, 05/01/22	30,000	30,450
Salem Media Group 6.750%, 06/01/24 (A)	5,000	4,525
SFR Group 7.375%, 05/01/26 (A)	10,000	9,887
6.000%, 05/15/22 (A)	5,000	5,154
Sirius XM Radio 6.000%, 07/15/24 (A)	6,000	6,203
Sonic Automotive 6.125%, 03/15/27	13,000	12,155
Stars Group Holdings BV 7.000%, 07/15/26 (A)	5,000	5,150
Station Casinos 5.000%, 10/01/25 (A)	5,000	4,762
Tempur Sealy International 5.500%, 06/15/26	5,000	4,769
Titan International 6.500%, 11/30/23 (A)	10,000	10,000
Townsquare Media 6.500%, 04/01/23 (A)	35,000	32,113
United Rentals North America 4.875%, 01/15/28	10,000	9,341
Viking Cruises 5.875%, 09/15/27 (A)	15,000	14,685
Wabash National 5.500%, 10/01/25 (A)	10,000	9,475
Weekley Homes 6.625%, 08/15/25 (A)	5,000	4,750
WMG Acquisition 5.500%, 04/15/26 (A)	5,000	4,950
Wolverine World Wide 5.000%, 09/01/26 (A)	10,000	9,500
Xerium Technologies 9.500%, 08/15/21	25,000	26,312

		538,542

CONSUMER STAPLES — 1.6%
Carrols Restaurant Group 8.000%, 05/01/22	10,000	10,437
Kronos Acquisition Holdings 9.000%, 08/15/23 (A)	5,000	4,350
Lamb Weston Holdings 4.875%, 11/01/26 (A)	10,000	9,837
Post Holdings 5.625%, 01/15/28 (A)	5,000	4,763
Spectrum Brands 5.750%, 07/15/25	5,000	4,988

		34,375

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 9.3%
Alta Mesa Holdings 7.875%, 12/15/24	$10,000	$10,400
American Midstream Partners 9.250%, 12/15/21 (A)	5,000	4,950
Blue Racer Midstream 6.125%, 11/15/22 (A)	15,000	15,192
California Resources 8.000%, 12/15/22 (A)	5,000	4,475
Calpine 5.375%, 01/15/23	5,000	4,769
Calumet Specialty Products Partners 7.625%, 01/15/22	5,000	4,962
Cheniere Energy Partners 5.250%, 10/01/25 (A)	10,000	9,950
Chesapeake Energy 4.875%, 04/15/22	5,000	4,850
Crestwood Midstream Partners 6.250%, 04/01/23	10,000	10,200
Denbury Resources 9.000%, 05/15/21 (A)	5,000	5,319
Dynegy 8.000%, 01/15/25 (A)	5,000	5,431
7.625%, 11/01/24	5,000	5,358
Ensco 7.750%, 02/01/26	5,000	4,825
Exterran Energy Solutions 8.125%, 05/01/25	5,000	5,250
Matador Resources 6.875%, 04/15/23	5,000	5,256
McDermott Technology Americas 10.625%, 05/01/24 (A)	5,000	5,194
Nabors Industries 5.750%, 02/01/25 (A)	10,000	9,475
Newfield Exploration 5.625%, 07/01/24	5,000	5,250
NGL Energy Partners 7.500%, 11/01/23	5,000	5,100
Noble Holding International 7.875%, 02/01/26 (A)	5,000	5,137
Pioneer Energy Services 6.125%, 03/15/22	10,000	9,250
Range Resources 4.875%, 05/15/25	10,000	9,263
SESI 7.750%, 09/15/24	10,000	10,300
Southwestern Energy 7.750%, 10/01/27	5,000	5,228
4.100%, 03/15/22	5,000	4,750
Sunoco 4.875%, 01/15/23 (A)	10,000	9,827
Transocean 7.500%, 01/15/26 (A)	5,000	5,113
W/S Packaging Holdings 9.000%, 04/15/23 (A)	5,000	5,100
Weatherford International 7.750%, 06/15/21	5,000	5,156

		195,330

FINANCIALS — 5.3%
Alliant Holdings Intermediate 8.250%, 08/01/23 (A)	5,000	5,187
Ally Financial 8.000%, 11/01/31	5,000	6,025
Compass Diversified Holdings 8.000%, 05/01/26 (A)	5,000	4,875

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
FirstCash 5.375%, 06/01/24 (A)	$10,000	$9,950
HUB International 7.000%, 05/01/26 (A)	10,000	10,038
Liberty Mutual Group 7.800%, 03/15/37 (A)	10,000	11,800
LPL Holdings 5.750%, 09/15/25 (A)	5,000	4,850
Nationstar Mortgage 6.500%, 07/01/21	10,000	10,025
NFP 6.875%, 07/15/25 (A)	5,000	4,863
Oxford Finance 6.375%, 12/15/22 (A)	5,000	5,075
Royal Bank of Scotland Group 6.125%, 12/15/22	10,000	10,568
Solera 10.500%, 03/01/24 (A)	20,000	22,115
Wand Merger 8.125%, 07/15/23 (A)	5,000	5,200

		110,571

HEALTH CARE — 9.0%
AHP Health Partners 9.750%, 07/15/26 (A)	5,000	5,069
Bausch Health Companies 9.250%, 04/01/26 (A)	5,000	5,319
7.000%, 03/15/24 (A)	5,000	5,301
BioScrip 8.875%, 02/15/21	5,000	4,794
Catalent Pharma Solutions 4.875%, 01/15/26 (A)	5,000	4,900
Charles River Laboratories International
5.500%, 04/01/26 (A)	10,000	10,125
DJO Finance 10.750%, 04/15/20	5,000	4,950
DJO Finco 8.125%, 06/15/21 (A)	5,000	5,137
HCA 7.500%, 02/15/22	10,000	10,987
6.500%, 02/15/20	5,000	5,204
5.875%, 02/15/26	10,000	10,337
5.500%, 06/15/47	5,000	4,742
5.250%, 06/15/26	5,000	5,075
5.000%, 03/15/24	5,000	5,075
Hill-Rom Holdings 5.000%, 02/15/25 (A)	5,000	4,825
Hologic 4.375%, 10/15/25 (A)	10,000	9,672
Kinetic Concepts 12.500%, 11/01/21 (A)	5,000	5,475
7.875%, 02/15/21 (A)	10,000	10,232
LifePoint Health 5.875%, 12/01/23	5,000	5,226
Polaris Intermediate
8.500% cash/9.250% PIK, 12/01/22 (A)	10,000	10,338
Prestige Brands 6.375%, 03/01/24 (A)	10,000	9,988
Tenet Healthcare 8.125%, 04/01/22	5,000	5,325
7.500%, 01/01/22 (A)	5,000	5,238
7.000%, 08/01/25 (A)	5,000	5,019
6.000%, 10/01/20	5,000	5,194

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	$5,000	$4,249
Universal Hospital Services 7.625%, 08/15/20	20,000	20,028

		187,824

INDUSTRIALS — 11.4%
APX Group 8.750%, 12/01/20	5,000	4,950
Ardagh Packaging Finance 7.250%, 05/15/24 (A)	10,000	10,425
BCD Acquisition 9.625%, 09/15/23 (A)	10,000	10,525
Big River Steel 7.250%, 09/01/25 (A)	7,000	7,280
Bombardier 7.500%, 03/15/25 (A)	10,000	10,500
6.000%, 10/15/22 (A)	5,000	5,037
Brand Industrial Services 8.500%, 07/15/25 (A)	20,000	20,400
Cleaver-Brooks 7.875%, 03/01/23 (A)	10,000	10,337
Cloud Crane 10.125%, 08/01/24 (A)	10,000	10,800
CPG Merger 8.000%, 10/01/21 (A)	25,000	25,250
FXI Holdings 7.875%, 11/01/24 (A)	5,000	4,875
Garda World Security 8.750%, 05/15/25 (A)	5,000	5,025
Gates Global 6.000%, 07/15/22 (A)	15,000	15,094
GFL Environmental 5.625%, 05/01/22 (A)	5,000	4,750
Great Lakes Dredge & Dock 8.000%, 05/15/22	5,000	5,137
Hulk Finance 7.000%, 06/01/26 (A)	5,000	4,700
MasTec 4.875%, 03/15/23	10,000	9,725
Meritor 6.250%, 02/15/24	5,000	5,013
Novelis 5.875%, 09/30/26 (A)	5,000	4,794
Optimas OE Solutions Holding 8.625%, 06/01/21 (A)	10,000	10,225
StandardAero Aviation Holdings 10.000%, 07/15/23 (A)	15,000	16,125
WESCO Distribution 5.375%, 12/15/21	5,000	5,104
Williams Scotsman International 7.875%, 12/15/22 (A)	5,000	5,213
XPO CNW 6.700%, 05/01/34	10,000	10,050
XPO Logistics 6.500%, 06/15/22 (A)	8,000	8,220
Zachry Holdings 7.500%, 02/01/20 (A)	10,000	9,950

		239,504

INFORMATION TECHNOLOGY — 10.7%
Advanced Micro Devices 7.000%, 07/01/24	20,000	21,150

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Ascend Learning 6.875%, 08/01/25 (A)	$5,000	$5,063
BMC Software Finance 8.125%, 07/15/21 (A)	20,000	20,475
Change Healthcare Holdings 5.750%, 03/01/25 (A)	10,000	9,675
CURO Financial Technologies 12.000%, 03/01/22 (A)	5,000	5,400
Dell 6.500%, 04/15/38	10,000	9,900
Entegris 4.625%, 02/10/26 (A)	5,000	4,737
Exela Intermediate 10.000%, 07/15/23 (A)	5,000	5,156
First Data
7.000%, 12/01/23 (A)	10,000	10,462
5.750%, 01/15/24 (A)	5,000	5,114
Genesys Telecommunications Laboratories
10.000%, 11/30/24 (A)	17,000	18,870
GTT Communications 7.875%, 12/31/24 (A)	3,000	2,970
Infor Software Parent
7.125% cash/7.875% PIK, 05/01/21 (A)	20,000	20,200
Infor US 6.500%, 05/15/22	5,000	5,062
Nuance Communications 5.625%, 12/15/26	6,000	5,970
Qorvo 5.500%, 07/15/26 (A)	10,000	10,188
Rackspace Hosting 8.625%, 11/15/24 (A)	15,000	15,150
RP Crown Parent 7.375%, 10/15/24 (A)	10,000	10,225
TIBCO Software 11.375%, 12/01/21 (A)	15,000	16,200
TTM Technologies 5.625%, 10/01/25 (A)	5,000	4,938
Unisys 10.750%, 04/15/22 (A)	15,000	16,800

		223,705

MATERIALS — 11.4%
A Schulman 6.875%, 06/01/23	10,000	10,462
AK Steel 7.000%, 03/15/27	5,000	4,744
Allegheny Technologies 7.875%, 08/15/23	20,000	21,550
Aruba Investments 8.750%, 02/15/23 (A)	15,000	15,375
Ball 4.875%, 03/15/26	5,000	4,981
Barminco Finance 6.625%, 05/15/22 (A)	5,000	4,745
BWAY Holding 7.250%, 04/15/25 (A)	15,000	14,616
Cleveland-Cliffs 4.875%, 01/15/24 (A)	5,000	4,887
Compass Minerals International 4.875%, 07/15/24 (A)	5,000	4,625
Hudbay Minerals 7.625%, 01/15/25 (A)	5,000	5,162
7.250%, 01/15/23 (A)	5,000	5,144

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
July 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
IAMGOLD 7.000%, 04/15/25 (A)	$5,000	$5,105
Joseph T Ryerson & Son 11.000%, 05/15/22 (A)	5,000	5,513
Kraton Polymers 7.000%, 04/15/25 (A)	15,000	15,450
New Gold 6.250%, 11/15/22 (A)	6,000	5,655
Northwest Acquisitions ULC 7.125%, 11/01/22 (A)	5,000	4,987
Owens-Brockway Glass Container 6.375%, 08/15/25 (A)	10,000	10,250
Plastipak Holdings 6.250%, 10/15/25 (A)	10,000	9,175
Platform Specialty Products 6.500%, 02/01/22 (A)	10,000	10,250
PolyOne 5.250%, 03/15/23	10,000	10,212
Rain CII Carbon 7.250%, 04/01/25 (A)	20,000	20,500
TMS International 7.250%, 08/15/25 (A)	20,000	20,325
Trinseo Materials Operating SCA 5.375%, 09/01/25 (A)	5,000	4,938
Tronox 6.500%, 04/15/26 (A)	5,000	4,963
Tronox Finance 5.750%, 10/01/25 (A)	5,000	4,819
United States Steel 6.875%, 08/15/25	10,000	10,225

		238,658

REAL ESTATE — 3.7%
CTR Partnership 5.250%, 06/01/25	10,000	9,725
ESH Hospitality 5.250%, 05/01/25 (A)	5,000	4,851
GEO Group 6.000%, 04/15/26	5,000	4,875
5.875%, 01/15/22	5,000	5,050
GLP Capital 5.375%, 04/15/26	5,000	5,080
Iron Mountain 5.250%, 03/15/28 (A)	5,000	4,625
iStar 5.250%, 09/15/22	10,000	9,750
Kennedy-Wilson 5.875%, 04/01/24	20,000	19,500
Ladder Capital Finance Holdings LLLP 5.250%, 10/01/25 (A)	5,000	4,675
Realogy Group 4.500%, 04/15/19 (A)	5,000	5,013
WeWork 7.875%, 05/01/25 (A)	5,000	4,862

		78,006

TELECOMMUNICATION SERVICES — 5.8%
Altice France 6.250%, 05/15/24 (A)	5,000	4,969
CenturyLink 7.500%, 04/01/24	10,000	10,450
5.800%, 03/15/22	10,000	9,987
Consolidated Communications 6.500%, 10/01/22	10,000	9,328

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TELECOMMUNICATION SERVICES — continued
CSC Holdings 6.750%, 11/15/21	$5,000	$5,212
Frontier Communications 11.000%, 09/15/25	5,000	4,055
10.500%, 09/15/22	10,000	9,075
9.000%, 08/15/31	5,000	3,231
8.500%, 04/01/26 (A)	5,000	4,800
Intelsat Jackson Holdings 8.000%, 02/15/24 (A)	5,000	5,275
5.500%, 08/01/23	5,000	4,600
Level 3 Financing 5.250%, 03/15/26	10,000	9,625
Sprint 7.625%, 02/15/25	5,000	5,228
7.125%, 06/15/24	10,000	10,269
Sprint Capital 8.750%, 03/15/32	20,000	21,525
Videotron 5.125%, 04/15/27 (A)	5,000	4,913

		122,542

Total Corporate Obligations (Cost $1,970,144)		1,969,057

COMMON STOCK — 1.0%

	Shares

ENERGY — 0.8%
Approach Resources *	3,520	8,096
EP Energy, Cl A *	2,000	4,300
Halcon Resources *	321	1,255
Light Tower Rentals * (B)	5	2,506

		16,157

FINANCIALS — 0.2%
CIT Group	95	5,028

Total Common Stock (Cost $31,171)		21,185

WARRANT —0.0%

	Number of Warrants
Halcon Resources, 09/09/20* (Cost $–)	87	9

Total Investments — 94.9% (Cost $2,001,315)		$1,990,251

Percentages are based upon Net Assets of $2,097,813.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2018 was $1,176,401 and represents 56.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

LLLP — Limted Liability Limited Partnership

PIK — Payment-in-Kind

ULC — Unlimited Liability Corporation

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Corporate Obligations	$—	$1,969,057	$—	$1,969,057
Common Stock	18,679	—	2,506	21,185
Warrant	—	9	—	9

Total Investments in Securities	$18,679	$1,969,066	$2,506	$1,990,251

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2018, there were transfers from Level 1 to Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CONVERTIBLE BONDS —95.3%

	Face Amount		Value

CANADA — 3.1%
Canadian Solar 4.250%, 02/15/19		$500,000	$482,660
SSR Mining 2.875%, 02/01/33		500,000	495,938

			978,598

CHINA — 14.9%
China Evergrande Group 4.250%, 02/14/23	HKD	5,000,000	568,540
CIFI Holdings Group 3.983%, 02/12/19 (A)		2,000,000	250,667
Ctrip.com International 1.250%, 10/15/18 (B)		$900,000	963,993
Future Land Development Holdings 2.250%, 02/10/19	HKD	3,000,000	375,045
Haitian International Holdings 2.000%, 02/13/19		$250,000	250,898
Powerlong Real Estate Holdings 0.462%, 02/11/19 (A)	HKD	2,000,000	248,718
Smart Insight International 13.943%, 01/27/19 (A)		6,000,000	747,224
Vipshop Holdings 1.500%, 03/15/19 (B)		$400,000	394,520
Weibo 1.250%, 11/15/22 (B) (C)		500,000	489,604
Zhejiang Expressway 1.895%, 04/21/22 (A)	EUR	300,000	331,509

			4,620,718

GREECE — 0.5%
FF Group Finance Luxembourg 1.750%, 07/03/19		300,000	140,321

HONG KONG — 8.7%
Bagan Capital 1.176%, 09/23/21 (A)		$600,000	568,500
China Overseas Finance Investment Cayman V 0.000%, 01/05/23 (A)		800,000	837,600
Johnson Electric Holdings 1.000%, 04/02/21		500,000	534,375
PB Issuer No. 4 3.250%, 07/03/21		500,000	500,955
Shine Power International 0.552%, 07/28/19 (A)	HKD	2,000,000	250,986

			2,692,416

IRELAND — 0.7%
Corsicanto II Designated Activity 3.500%, 01/15/47 (B)		$200,000	221,357

ISRAEL — 1.8%
Teva Pharmaceutical Finance 0.250%, 02/01/26		600,000	563,111

CONVERTIBLE BONDS — continued

	Face Amount		Value

NETHERLANDS — 2.1%
NXP Semiconductors
1.000%, 12/01/19		$600,000	$664,129

NORWAY — 1.9%
Telenor East Holding II MTN
0.250%, 09/20/19		600,000	583,500

SINGAPORE — 2.3%
CapitaLand
1.850%, 06/19/20	SGD	750,000	537,403
OUE
1.500%, 04/13/23		250,000	168,911

			706,314

SOUTH AFRICA — 2.3%
Brait
2.750%, 09/18/20	GBP	500,000	599,668
Remgro Jersey
2.625%, 03/22/21		100,000	126,660

			726,328

SOUTH KOREA — 1.3%
Hyundai Heavy Industries
0.744%, 06/29/20 (A)		$400,000	397,500

SPAIN — 1.1%
Sacyr
4.000%, 05/08/19	EUR	300,000	351,242

UNITED ARAB EMIRATES — 1.4%
Aabar Investments PJSC MTN
0.500%, 03/27/20		400,000	436,427

UNITED KINGDOM — 1.3%
Enterprise Funding
3.500%, 09/10/20	GBP	100,000	131,911
Helical Bar Jersey
4.000%, 06/17/19		200,000	262,596

			394,507

UNITED STATES — 51.9%
Accelerate Diagnostics
2.500%, 03/15/23 (B) (C)		$385,000	360,475
Allscripts Healthcare Solutions
1.250%, 07/01/20 (B)		270,000	276,479
Arbor Realty Trust
5.250%, 07/01/21 (C)		200,000	196,420
BioMarin Pharmaceutical
0.750%, 10/15/18 (B)		800,000	880,781
Cardtronics
1.000%, 12/01/20 (B)		700,000	656,177
Colony Capital
3.875%, 01/15/21		650,000	615,225
Cowen
3.000%, 12/15/22 (C)		490,000	537,775
Dermira
3.000%, 05/15/22		650,000	539,828

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2018 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

Electronics For Imaging 0.750%, 09/01/19	$475,000	$472,774
Encore Capital Group 3.250%, 03/15/22 (B)	200,000	196,988
Euronet Worldwide 1.500%, 10/01/44 (B)	300,000	388,076
Exact Sciences 1.000%, 01/15/25 (B)	500,000	519,182
Exantas Capital 6.000%, 12/01/18	400,000	409,520
EZCORP 2.125%, 06/15/19 (B)	320,000	318,400
Gogo 3.750%, 03/01/20	450,000	387,000
InterDigital 1.500%, 03/01/20 (B)	350,000	422,800
j2 Global 3.250%, 06/15/29 (B)	250,000	330,595
Jazz Investments I 1.500%, 08/15/24 (B) (C)	900,000	934,218
KB Home 1.375%, 02/01/19 (B)	400,000	409,365
Medicines Company 2.500%, 01/15/22 (B)	800,000	1,025,869
National Health Investors 3.250%, 04/01/21 (B)	200,000	224,032
NuVasive 2.250%, 03/15/21	500,000	566,791
PDL BioPharma 2.750%, 12/01/21 (B)	150,000	142,005
PennyMac 5.375%, 05/01/20	500,000	500,049
PRA Group 3.000%, 08/01/20	400,000	384,798
PROS Holdings 2.000%, 06/01/47 (B)	500,000	492,250
RTI International Metals 1.625%, 10/15/19 (B)	400,000	411,911
RWT Holdings 5.625%, 11/15/19	350,000	353,911
Sarepta Therapeutics 1.500%, 11/15/24 (B) (C)	300,000	523,164
ServiceSource International 1.500%, 08/01/18	300,000	300,000
SolarCity 2.750%, 11/01/18 (B)	200,000	193,758
1.625%, 11/01/19	500,000	448,328
Spirit Realty Capital 2.875%, 05/15/19	250,000	247,534
SunPower 0.875%, 06/01/21	450,000	350,982
Synchronoss Technologies 0.750%, 08/15/19	200,000	183,836
Whiting Petroleum 1.250%, 04/01/20	500,000	477,090

CONVERTIBLE BONDS — continued

	Face Amount	Value

Wright Medical Group 1.625%, 06/15/23 (C)	$470,000	$462,615

		16,141,001

Total Convertible Bonds (Cost $29,794,441)		29,617,469

SHORT-TERM INVESTMENT — 0.5%

	Shares

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (D) (Cost $156,328)	156,328	156,328

Total Investments — 95.8% (Cost $29,950,769)		$29,773,797

SCHEDULE OF SECURITIES SOLD SHORT COMMON STOCK — (18.7)%

CHINA — (2.5)%
Ctrip.com International ADR *	(19,000)	$(781,850)

UNITED STATES — (16.2)%
Allscripts Healthcare Solutions *	(5,800)	(70,992)
Amarin ADR *	(8,850)	(22,568)
AmTrust Financial Services	(100)	(1,448)
Arconic	(1,550)	(33,620)
BioMarin Pharmaceutical *	(4,600)	(462,576)
Cardtronics *	(2,500)	(63,300)
Cowen, Cl A *	(20,800)	(326,560)
Dermira *	(6,700)	(65,258)
Encore Capital Group *	(3,960)	(142,956)
Euronet Worldwide *	(2,900)	(266,626)
Exact Sciences *	(4,640)	(271,208)
EZCORP, Cl A *	(7,700)	(88,165)
Insulet*	(500)	(41,580)
InterDigital	(2,600)	(214,370)
Invacare	(2,150)	(38,377)
j2 Global	(2,750)	(233,310)
Jazz Pharmaceuticals *	(2,750)	(475,970)
KB Home	(7,300)	(173,375)
Medicines *	(14,900)	(591,977)
National Health Investors ‡	(1,400)	(104,776)
NuVasive*	(4,600)	(267,030)
PDL BioPharma *	(27,000)	(67,770)
PROS Holdings *	(6,000)	(222,840)
Sarepta Therapeutics *	(3,550)	(412,652)
Tesla *	(65)	(19,379)
Weibo ADR *	(1,300)	(107,575)
Wright Medical Group *	(9,200)	(233,956)

		(5,020,214)

Total Common Stock (Proceeds $5,824,261)
		(5,802,064)

Total Securities Sold Short — (18.7)% (Proceeds $5,824,261)		$(5,802,064)

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2018 (Unaudited)

PURCHASED OPTIONS — 0.5%(E)

Value
Total Purchased Options (Cost $352,630)	$161,695

Percentages are based upon Net Assets of $31,090,584.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(B)	All or portion of the shares have been committed as collateral for open short positions.
(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2018 was $3,504,271 and represents 11.3% of Net Assets.

(D)	The rate reported is the 7-day effective yield as of July 31, 2018.
(E)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

SGD —Singapore Dollar

A list of the open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
British Pound	(14)	Sep-2018	$(1,166,690)	$(1,150,625)	$16,065
Euro	(9)	Sep-2018	(1,315,890)	(1,320,469)	(4,579)

			$(2,482,580)	$(2,471,094)	$11,486

A summary of the outstanding forward and foreign currency contracts held by the Fund at July 31, 2018 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
U.S. Bank	09/28/18	HKD	19,275,000	USD	2,458,546	$(468)
U.S. Bank	09/28/18	SGD	970,000	USD	711,404	(1,926)

						$(2,394)

The following is a summary of the inputs used as of July 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$29,617,469	$—	$29,617,469
Short-Term Investment	156,328	—	—	156,328

Total Investments in Securities	$156,328	$29,617,469	$—	$29,773,797

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(5,802,064)	$—	$—	$(5,802,064)

Total Securities Sold Short	$(5,802,064)	$—	$—	$(5,802,064)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$161,695	$—	$—	$161,695
Futures Contracts *
Unrealized Appreciation	16,065	—	—	16,065
Unrealized Depreciation	(4,579)	—	—	(4,579)
Forwards Contracts *
Unrealized Depreciation	—	(2,394)	—	(2,394)

Total Other Financial Instruments	$173,181	$(2,394)	$—	$170,787

* Future and Forward contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
July 31, 2018 (Unaudited)

PURCHASED OPTIONS — 0.5%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
UNITED STATES — 0.3%
September 18 Calls on SPX*	15	$4,224,435	$2,800.00	09/22/18	$84,000

Put Options
UNITED STATES — 0.2%
August 18 Puts on RUY*	55	9,189,428	1,565.00	08/18/18	$14,300
iShares 20+ Year Treasury Bond ETF*	750	8,977,500	110.00	09/22/18	6,000
iShares iBoxx High Yield Corporate Bond ETF*	250	2,153,000	83.00	01/19/19	28,500
October 18 Puts on NDX*	4	2,892,793	6,400.00	10/20/18	20,120
September 18 Puts on SPX*	15	4,224,435	2,500.00	09/22/18	8,775

Total Put Options					77,695

Total Purchased Options					$161,695

WHG-QH-019-0700

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS CONVERTIBLE BONDS —98.1%

	Face Amount		Value

CANADA — 1.8%
Canopy Growth 4.250%, 07/15/23 (A)	CAD	160,000	$119,922

CHINA — 2.2%
Weibo 1.250%, 11/15/22 (A)		$150,000	146,881

FRANCE — 2.1%
Covivio 0.875%, 04/01/19	EUR	101,676	141,374

GERMANY — 6.6%
Fresenius Medical Care & KGaA 1.125%, 01/31/20		100,000	142,827
Siemens Financieringsmaatschappij 1.650%, 08/16/19		$250,000	299,370

			442,197

INDIA — 3.0%
Larsen & Toubro 0.675%, 10/22/19		200,000	205,700

JAPAN — 7.6%
Kandenko 0.000%, 03/31/21 (B)	JPY	10,000,000	100,277
Medipal Holdings 0.000%, 10/07/22 (B)		20,000,000	202,343
Sony 0.000%, 09/30/22 (B)		10,000,000	118,388
Teijin 0.000%, 12/12/18 (B)		10,000,000	94,799

			515,807

MONACO — 0.8%
Endeavour Mining 3.000%, 02/15/23 (A)		$50,000	50,750

NETHERLANDS — 6.6%
NXP Semiconductors 1.000%, 12/01/19		400,000	442,753

THAILAND — 2.2%
Sea 2.250%, 07/01/23 (A)		150,000	148,546

UNITED STATES — 65.2%
Accelerate Diagnostics 2.500%, 03/15/23 (A)		40,000	37,452
Akamai Technologies 0.125%, 05/01/25 (A)		215,000	215,899
Alder Biopharmaceuticals 2.500%, 02/01/25		25,000	29,019
Array BioPharma 2.625%, 12/01/24 (A)		25,000	31,625
Atlassian 0.625%, 05/01/23 (A)		130,000	143,598
BioMarin Pharmaceutical 1.500%, 10/15/20		135,000	165,004
0.750%, 10/15/18		130,000	143,126
Citrix Systems 0.500%, 04/15/19		75,000	114,078

CONVERTIBLE BONDS — continued

	Face Amount	Value

Clovis Oncology 1.250%, 05/01/25	$50,000	$45,267
Cowen 3.000%, 12/15/22 (A)	95,000	104,263
Etsy 0.000%, 03/01/23 (A) (B)	90,000	114,572
Exact Sciences 1.000%, 01/15/25	100,000	103,837
Greenbrier 2.875%, 02/01/24	115,000	136,203
IH Merger Sub 3.500%, 01/15/22	110,000	121,155
Insmed 1.750%, 01/15/25	25,000	23,432
Medicines Company 2.500%, 01/15/22	160,000	205,173
Microchip Technology 1.625%, 02/15/27	115,000	136,958
NextEra Energy Partners 1.500%, 09/15/20 (A)	235,000	239,993
NuVasive 2.250%, 03/15/21	90,000	102,022
Oil States International 1.500%, 02/15/23 (A)	180,000	193,787
Paratek Pharmaceuticals 4.750%, 05/01/24 (A)	100,000	95,324
Patrick Industries 1.000%, 02/01/23 (A)	110,000	105,906
PRA Group 3.500%, 06/01/23	120,000	127,956
RingCentral 0.000%, 03/15/23 (A) (B)	90,000	97,549
Royal 2.875%, 06/15/19	130,000	133,622
Sarepta Therapeutics 1.500%, 11/15/24 (A)	35,000	61,036
ServiceNow 0.000%, 06/01/22 (B)	100,000	137,397
Silicon Laboratories 1.375%, 03/01/22	120,000	140,880
Square 0.500%, 05/15/23 (A)	130,000	142,299
Supernus Pharmaceuticals 0.625%, 04/01/23 (A)	70,000	78,750
Teladoc 1.375%, 05/15/25 (A)	105,000	135,607
TESARO 3.000%, 10/01/21	25,000	31,670
Tesla 0.250%, 03/01/19	265,000	273,295
Teva Pharmaceutical Finance 0.250%, 02/01/26	75,000	70,389
Twilio 0.250%, 06/01/23 (A)	150,000	157,277
Twitter 0.250%, 06/15/24 (A)	90,000	81,862
Wright Medical Group 1.625%, 06/15/23 (A)	130,000	127,958

		4,405,240

Total Convertible Bonds (Cost $6,519,950)		6,619,170

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
July 31, 2018 (Unaudited)

PREFERRED STOCK — 0.6%

	Shares	Value

UNITED STATES — 0.6%
Sempra Energy, 6.750% (Cost $43,000)	430	$43,753

SHORT-TERM INVESTMENT — 1.9%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (C) (Cost $128,517)	128,517	128,517

Total Investments — 100.6% (Cost $6,691,467)		$6,791,440

Percentages are based upon Net Assets of $6,749,763.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at July 31, 2018 was $2,630,856 and represents 39.0% of Net Assets.

(B)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(C)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

CAD — Canadian dollar

EUR — Euro

JPY — Japanese yen

The following is a summary of the inputs used as of July 31, 2018 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,619,170	$—	$6,619,170
Preferred Stock	—	43,753	—	43,753
Short-Term Investment	128,517	—	—	128,517

Total Investments in Securities	$128,517	$6,662,923	$—	$6,791,440

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-020-0700

2

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018